ISSUANCE OF EQUITY INTERESTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ISSUANCE OF EQUITY INTERESTS
ISSUANCE OF EQUITY INTERESTS

NOTE 4 – ISSUANCE OF EQUITY INTERESTS

On June 23, 2021, Acurx Pharmaceuticals, LLC was converted into a corporation and renamed Acurx Pharmaceuticals, Inc. The Company’s certificate of incorporation authorizes 200,000,000 shares of common stock of which 16,770,378 were outstanding as of September 30, 2024.

On May 16, 2023, the Company entered into a securities purchase agreement with a single healthcare-focused U.S. institutional investor named therein (the “2023 Investor”), pursuant to which the Company issued and sold, in a registered direct offering by the Company directly to the 2023 Investor (the “2023 Registered Offering”), an aggregate of 601,851 shares of common stock at an offering price of $3.00 per share and an aggregate of 731,482 pre-funded warrants exercisable for shares of common stock at an offering price of $2.9999 per pre-funded warrant. The pre-funded warrants sold to the 2023 Investor have an exercise price of $0.0001 and were immediately exercisable. All of the pre-funded warrants were exercised in June 2023.

The gross proceeds to the Company from the 2023 Registered Offering were approximately $4.0 million and net proceeds after deducting the placement agent’s fees and other offering expenses payable by the Company were approximately $3.5 million.

In a concurrent private placement (the “2023 Private Placement” and together with the 2023 Registered Offering, the “2023 Offerings”), the Company issued to the Investor Series C warrants exercisable for an aggregate of 1,333,333 shares of common stock at an exercise price of $3.26 per share and Series D Warrants exercisable for an aggregate of 1,333,333 shares of common stock at an exercise price of $3.26 per share. The Series C Warrants were exercisable commencing on November 18, 2023 and will expire on November 18, 2025. The Series D Warrants were exercisable commencing on November 18, 2023 and will expire on November 19, 2029.

In connection with the 2023 Offerings, the Company also entered into a Warrant Amendment Agreement with the 2023 Investor. Under the Warrant Amendment Agreement, the Company amended its existing Series A warrants to purchase up to an aggregate of 1,230,769 shares of the common stock and Series B Warrants to purchase up to an aggregate of 1,230,769 shares of the common stock (collectively, the “Existing Warrants”) that were previously issued in July 2022, such that the amended Existing Warrants have a termination date of May 18, 2029. The Company used the Black-Scholes model to calculate the change in the value of the aforementioned Series A and Series B Warrants attributable to the change in the termination date, with an estimated increase in fair value of approximately $2.0 million. This amount was recorded as both an increase to additional paid-in capital and as a non-cash issuance cost of the 2023 offerings.

In January 2024, the Affiliate Investors exercised 59,211 of Series B Warrants which generated approximately $0.2 million in proceeds for the Company.

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company as of September 30, 2024:

		Weighted Average
	Number of Warrants	Exercise Price
Balance at December 31, 2023	6,195,456	$3.28
Issued	—	—
Exercised	(59,211)	3.55
Balance at September 30, 2024	6,136,245	$3.28

The weighted average contractual life of the outstanding warrants is 3.76 years.

On November 15, 2023, the Company entered into a Sales Agreement and established the ATM Program, pursuant to which the Company may offer and sell, from time to time through A.G.P./Alliance Global Partners, as sales agent, shares of its common stock having an aggregate offering price of up to $17.0 million. Under the Sales Agreement, the sales agent is entitled to compensation of 3.0% of the gross offering proceeds of all shares sold through it pursuant to the Sales Agreement.

The Company sold 1,994,069 shares of its common stock under the ATM Program at a weighted-average price of $3.21 per share, raising $6.4 million of gross proceeds and net proceeds of $6.2 million, after deducting commissions to the sales agent for the nine months ended September 30, 2024.

As of September 30, 2024, the Company sold a total of 2,692,190 shares of its common stock under the ATM Program, at a weighted-average price of $3.35 per share, raising $9.0 million of gross proceeds and net proceeds of $8.6 million, after deducting commissions to the sales agent and other ATM Program related expenses. The Company recorded a receivable of $46,246 for 25,000 shares sold under the ATM Program as they were yet to be settled by the transfer agent as of September 30, 2024. The receivables for the unsettled shares as of September 30, 2024 is included within the “Other Receivable” balance in the accompanying condensed interim balance sheets. The receivables for unsettled shares were collected on October 1, 2024 and 25,000 shares were issued on October 1, 2024.

As of September 30, 2024, the Company has $8.0 million available under the ATM Program.

NOTE 4 – ISSUANCE OF EQUITY INTERESTS

On June 23, 2021, Acurx Pharmaceuticals, LLC was converted into a corporation and renamed Acurx Pharmaceuticals, Inc. The Company’s certificate of incorporation authorizes 200,000,000 shares of common stock, of which 14,468,229 were issued and outstanding as of December 31, 2023.

On June 29, 2021, the Company completed an IPO issuing 2,875,000 shares of common stock at a price of $6.00 per share, resulting in net cash proceeds of approximately $14.8 million, with cash issuance costs of approximately $2.4 million. The outstanding Class A and Class B Membership Interests were converted to shares of common stock pursuant to a conversion ratio of one-for-two of the Membership Interests outstanding, resulting in the conversion of 14,082,318 Class A and Class B Membership Interests into 7,041,208 shares of common stock. Warrants to purchase Class A Membership Interests were converted to warrants to purchase common stock at the same one-for two conversion ratio, resulting in 1,437,577 warrants to purchase common stock with a weighted average exercise price of $2.88.

In connection with the IPO, the Company issued 150,000 warrants to the underwriter. Each warrant is exercisable for 4.5 years from December 21, 2021 at an exercise price of $7.50 per share. The Company used the Black-Scholes model to calculate the value of the warrants with an estimated fair value of $618,000. The inputs utilized in the calculation were as follows: four and a half-year term, 0.79% risk-free rate, stock price at grant date of $6.26, and a 94% volatility utilizing comparable companies. This amount was recorded as both an increase to additional paid-in capital and as a non-cash issuance cost of the offering.

On July 25, 2022, the Company entered into securities purchase agreements (the “Purchase Agreements”) with two of the Company’s executives and a member of the Company’s board of directors (collectively, the “Affiliate Investors”), and a single U.S. institutional investor (the “Investor”) pursuant to which the Company issued and sold in a registered direct offering an aggregate of 1,159,211 shares of common stock, par value $0.001 per share and pre-funded warrants to purchase an aggregate of 130,769 shares of common stock. The Affiliate Investors purchased an aggregate of 59,211 shares of common stock at a purchase price of $3.80 per share. The Investor purchased an aggregate of 1,100,000 shares of common stock at a purchase price of $3.25 per share and an aggregate of 130,769 pre-funded warrants at a purchase price of $3.2499 per pre-funded warrant. The pre-funded warrants sold to the Investor have an exercise price of $0.0001, were immediately exercisable. As of December 31, 2022, all of the pre-funded warrants were exercised. The Company also issued to the Affiliate Investors and the Investor, series A warrants to purchase 1,289,980 shares of common stock and series B warrants to purchase 1,289,980 shares of common stock, all of which are deemed equity classified. These warrants included 59,211 series A warrants and an aggregate of 59,211 series B warrants to the Affiliate Investors with an exercise price per share of $3.55 and an aggregate of 1,230,769 series A warrants and an aggregate of 1,230,769 series B warrants to the Investor with an exercise price per share of $3.25. The series A warrants were exercisable commencing on January 27, 2023 and will expire on May 18, 2029 for the Investor and January 27, 2028 for the Affiliates. The series B warrants were exercisable commencing on January 27, 2023 and will expire on May 18, 2029 for the Investor and January 27, 2024 for the Affiliates. The registered direct offering closed on July 27, 2022. As of December 31, 2023, 682,769 of series B warrants were exercised and the Company received approximately $2.2 million in proceeds from these warrant exercises.

The gross proceeds to the Company from the registered direct offering were $4.2 million and net proceeds after deducting the placement agents’ fees and other offering expenses payable by the Company were approximately $3.7 million.

On July 25, 2022, the Company entered into a co-placement agent agreement (the “Placement Agent Agreement”), with two placement agents in connection with the registered direct offering pursuant to which the Company paid the Placement Agents a cash fee of $287,874 and issued to the Placement Agents an aggregate of 63,018 warrants to purchase shares of common stock. The warrants have an exercise price of $3.60 per share (representing 110% of the weighted average public offering price of the aggregate number of shares of common stock sold in the registered direct offering to the Investor and Affiliate Investors) and expire on July 27, 2027. The Company used the Black-Scholes model to calculate the value of the warrants with an estimated fair value of $171,409. The inputs utilized in the calculation were as follows: five-year term, 2.82% risk free rate, stock price at grant date of $3.70 and a 95% volatility utilizing comparable companies. This amount was recorded as both an increase to additional paid-in capital and as a non-cash issuance cost of the offering.

On May 16, 2023, the Company entered into a securities purchase agreement with a single healthcare-focused U.S. institutional investor named therein (the “2023 Investor”), pursuant to which the Company issued and sold, in a registered direct offering by the Company directly to the 2023 Investor (the “2023 Registered Offering”), an aggregate of 601,851 shares of common stock at an offering price of $3.00 per share and an aggregate of 731,482 pre-funded warrants exercisable for shares of common stock at an offering price of $2.9999 per pre-funded warrant. The pre-funded warrants sold to the Investor have an exercise price of $0.0001 and were immediately exercisable. As of December 31, 2023, all of the pre-funded warrants were exercised.

The gross proceeds to the Company from the registered direct offering were approximately $4.0 million and net proceeds after deducting the placements agent’s fees and other offering expenses payable by the Company were approximately $3.5 million.

In a concurrent private placement (the “2023 Private Placement” and together with the 2023 Registered Offering, the “2023 Offerings”), the Company issued to the Investor series C warrants exercisable for an aggregate of 1,333,333 shares of common stock at an exercise price of $3.26 per share and series D warrants exercisable for an aggregate of 1,333,333 shares of common stock at an exercise price of $3.26 per share. The Series C Warrants were exercisable commencing on November 18, 2023 and will expire on November 18, 2025. The Series D Warrants were exercisable commencing on November 18, 2023 and will expire on November 19, 2029.

In connection with the 2023 Offerings, the Company also entered into a Warrant Amendment Agreement with the 2023 Investor. Under the Warrant Amendment Agreement, the Company amended its existing series A warrants to purchase up to an aggregate of 1,230,769 shares of the Company’s common stock and series B warrants to purchase up to an aggregate of 1,230,769 shares of the Company’s common stock (collectively, the “Existing Warrants”) that were previously issued in July 2022, such that effective upon the closing of the offering, the amended Existing Warrants have a termination date of May 18, 2029. The Company used the Black-Scholes model to calculate the change in the value of the aforementioned series A and series B warrants attributable to the change in the termination date, with an estimated increase in fair value of approximately $2.0 million. This amount was recorded as both an increase to additional paid-in capital and as a non-cash issuance cost of the offerings.

On November 15, 2023, the Company entered into a Sales Agreement and established the ATM Program, pursuant to which the Company may offer and sell, from time to time through A.G.P./Alliance Global Partners, as sales agent, shares of its common stock having an aggregate offering price of up to $17.0 million. Under the sales agreement, the sales agent is entitled to compensation of 3% of the gross offering proceeds of all shares sold through it pursuant to the Sales Agreement.

During the year ended December 31, 2023, the Company sold 698,121 shares of its common stock under the ATM Program at a weighted-average price of $3.76 per share, raising $2.6 million of gross proceeds and net proceeds of $2.4 million, after deducting commissions to the sales agent and other ATM Program related expenses. The Company recorded a receivable of $129,159 for 34,116 shares sold under the ATM Program yet to settle as of December 31, 2023, of which 17,869 shares had yet to be issued by the transfer agent as of year-end. The receivable for the unsettled shares as of December 31, 2023 is included within the “Other Receivable”

balance in the accompanying balance sheets. The receivables were collected on January 3, 2024 and 17,869 shares were settled and transferred on January 2, 2024.

As of December 31, 2023, the Company has $14.4 million available under the ATM Program.

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at December 31, 2023:

		Weighted Average
	Number of Warrants	Exercise Price
Balance at December 31, 2022	4,217,809	$3.29
Issued	3,398,148	2.56
Exercised	(1,420,501)	1.57
Balance at December 31, 2023	6,195,456	$3.28

The weighted average contractual life of the outstanding warrants is 4.46 years.